Leases - Types of lease assets under operating leases (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Operating Lease [Line Items]
Cost		¥ 28,042	¥ 18,200
Accumulated depreciation		(1,711)	(1,668)
Net carrying amount		26,331	16,532
Real estate [Member]
Operating Lease [Line Items]
Cost	[1]	3,053	3,090
Accumulated depreciation	[1]	(1,657)	(1,612)
Net carrying amount	[1]	1,396	1,478
Aircraft [Member]
Operating Lease [Line Items]
Cost		24,989	15,110
Accumulated depreciation		(54)	(56)
Net carrying amount		¥ 24,935	¥ 15,054

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate space utilized by Nomura.